Premises, equipment and computer software	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises, equipment and computer software
Premises, equipment and computer software

	31 December 2016			31 December 2015
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	9,008	—	9,008	9,008	—	9,008
Buildings	137,110	(58,606)	78,504	135,684	(55,030)	80,654
Equipment	28,837	(25,637)	3,200	31,108	(27,620)	3,488
Computer hardware and software in use	170,138	(98,452)	71,686	174,162	(88,582)	85,580
Computer software in development	5,375	—	5,375	4,648	—	4,648
Total	350,468	(182,695)	167,773	354,610	(171,232)	183,378

	Year ended
Depreciation charged to operating expenses	31 December 2016	31 December 2015	31 December 2014
Buildings (included in Property expense)	4,058	4,183	4,434
Equipment (included in Property expense)	1,462	1,605	1,728
Computer hardware and software (included in Technology and communication expense)	18,757	19,076	18,588
Total depreciation charged to operating expenses	24,277	24,864	24,750
Impairment of buildings' carrying value (included in Impairment of fixed assets)	—	—	1,986

During the year ended 31 December 2014, the Bank’s intended use of three Bermuda properties changed and therefore the properties were assessed for impairment. The carrying amounts of the Bermuda segment’s buildings were impaired by $1.2 million during 2014 because their respective fair values were lower than the carrying amounts.

At the end of 2014, the Bank changed its commitment with respect to a Bermuda property which was being used in its operations but is now contemplated for disposal and therefore the property has been reclassified as held for sale and included in OREO assets in the consolidated balance sheet. The reclassification resulted in an $0.8 million write-down during 2014 of the carrying amount to its fair value less cost to sell. The fair value was based on the discounted cash flow of a projected sale.

During the year ended 31 December 2015, the Bank sold four Bermuda properties and one Cayman property which were classified as premises, equipment and computer software as at 31 December 2014. The properties were reclassified to other real estate owned during 2015 upon classification as held for sale. The properties were sold for total proceeds of $11.2 million and a gain of $0.5 million, which is recognized on the consolidated statements of operations under net realised / unrealised gains (losses) on other real estate owned. For the Cayman property, the Bank has entered into a leaseback agreement for two floors with lease payments of $0.4 million per year for three years.

During the year ended 31 December 2015, the Bank recognized an impairment of $5.1 million regarding the core banking system in the UK as described in Note 13: Exit cost obligations.